Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

28. Related party transactions

Related parties include members of the Board of Directors, the Executive Management of the Group and contracts with Neurosterix Group. The following transactions were carried out with related parties:

Key management compensation

	2025	2024	2023

	Continuing operations
Salaries, other short‑term employee benefits and post-employment benefits	474,976	341,575	159,775
Consulting fees	—	—	17,106
Share‑based compensation	69,850	167,066	239,202
Total	544,826	508,641	416,083

	2025	2024	2023

	Discontinued operations
Salaries, other short‑term employee benefits and post-employment benefits	—	664,525	1,484,290
Share‑based compensation	—	1,260,638	1,297,695
Total	—	1,925,163	2,781,985

Salaries, other short-term employee benefits and post-employment benefits relate to members of the Board of Directors and Executive Management who are employed by the Group. The Group had a net payable to the Board of Directors and Executive Management of CHF 0.1 million as of December 31, 2025 and December 31, 2024. Share-based compensation relates to the fair value of equity incentive units recognized through profit and loss following their vesting plan.

Transactions with Neurosterix Group

On April 2, 2024, Addex Group divested a part of its business to Neurosterix Pharma Sàrl (note 22). As part of the transaction, Addex Group received gross proceeds of CHF 5.0 million in cash, an equity interest of 20% of Neurosterix US Holdings LLC whose fair value amounted to CHF 9.42 million and concluded a service agreement allowing Key Members of Addex staff transferred to Neurosterix Pharma Sàrl, including the Chief Executive Officer to support the activities of the Addex Group at zero cost until December 31, 2024. As of January 1, 2025, the agreement was not formally renewed. However, Neurosterix agreed to provide the Group with access to certain employees and infrastructure at zero cost (note 10).

The fair value of the service agreement amounted to CHF 141,018 (note 10) during the twelve-month period ended December 31, 2025 (CHF 182,348 in 2024). As of December 31, 2025, there were no transaction pending to be paid between Neurosterix Group and Addex Group. As of December 31, 2024, Neurosterix Group owed CHF 7,967 to Addex Group.

Transactions with Stalicla SA

In June 2025, the Group invested a total amount of CHF 795,029 in Stalicla SA and received 23,342 preferred shares and derivative financial instruments (notes 24 and 25). In July 2025, Tim Dyer has been appointed President of the Board of Stalicla SA.